Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of Plan's Assets

The fair value of the Plan’s assets at December 31, 2025 and 2024, by level within the fair value hierarchy, is presented as follows:

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

December 31, 2025
Cash and cash equivalents	$67,688	$—	$—	$67,688
Mutual funds	73,726,645	—	—	73,726,645
Financial Institutions, Inc. common stock	2,156,841	—	—	2,156,841
	$75,951,174	$—	$—	$75,951,174
Common/collective trust funds (a)				3,939,328
Total investments				$79,890,502

December 31, 2024
Cash and cash equivalents	$63,401	$—	$—	$63,401
Mutual funds	64,259,296	—	—	64,259,296
Financial Institutions, Inc. common stock	2,013,631	—	—	2,013,631
	$66,336,328	$—	$—	$66,336,328
Common/collective trust funds (a)				3,868,164
Total investments				$70,204,492

(a) In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value (“NAV”) per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.